Form N-CSR Cover	6 Months Ended
Jan. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Short-Term Tax-Exempt Bond Fund
Entity Central Index Key	0000845376
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026